Cover	Aug. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002133420
Document Type	S-6
Entity Registrant Name	FT 13137
Document Period End Date	Aug. 14, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities of technology companies. Technology companies are companies classified under the information technology sector of the Global Industry Classification Standard (GICS®).The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Our selection process attempts to find the common stocks with the best prospects for above-average total return by identifying those that meet our investment objective, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign securities, depositary receipts, emerging and/or developing market companies and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.